Cat Financial Financing Activities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for credit loss activity:
Balance at beginning of year	$ 362	$ 376	$ 391
Receivables written off	(210)	(288)	(281)
Recoveries on receivables previously written off	52	51	28
Provision for credit losses	168	205	225
Other	(6)
Adjustment to adopt consolidation of variable-interest entities		18
Other-net			13
Balance at end of year	366	362	376
Customer
Allowance for credit loss activity:
Balance at beginning of year	357
Receivables written off	(210)
Recoveries on receivables previously written off	52
Provision for credit losses	167
Other	(6)
Balance at end of year	360
Dealer
Allowance for credit loss activity:
Balance at beginning of year	5
Provision for credit losses	1
Balance at end of year	$ 6